Exhibit 99.3

Loan Number	Rating	Type	Exception	Collection Comments
1709010068	Acceptable	Current	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017. A car hit the property and the walls were damaged, the borrower needed to know where to send the claim check to be endorsed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism. A hazard claim was filed on 06/01/2017 due to a car hitting the property estimated at $16195.03. On 08/02/2017 the adjuster stated there is no structural damage, just walls, drywall, vinyl, windows and wood. A check was sent out on 08/10/2017. The claim is pending a settlement letter. The damage repair amount is estimated at $16,195.03. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
ADDITIONAL INFORMATION: There is an ongoing hazard claim and there is no structural damage.
1709010875	Acceptable	Current	[1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/06/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputing missing payment. Borrower advised payment was sent to prior Servicer. After research, it was determined that the Borrower did make the payment to the other Servicer and the amount was applied to escrow incorrectly. Account history was updated and account listed as current once funds were posted from escrow.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2017. Borrower called to check status of missing payment that was sent to prior Servicer. Borrower stated they will be sending documents in again to show proof of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
ADDITIONAL INFORMATION: Disaster area inspection ordered.
30-day delinquency not valid. Borrower was not delinquent. Funds were incorrectly applied to Escrow in stead of the payment which is why payment showed behind 1 month.
1709010039	Acceptable	Current	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2017. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. ACH was not set up as requested which caused late payments on account. Noted ACH was set up on 04/18/2017 and half of the late fees were waived in the amount of $79.62.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017. Borrower gave verbal authorization to speak with their loan officer until 06/17/2017 and spouse till 07/17/2017. Spouse stated they have a payment dispute as the ACH was not set up correctly and completed a speed pay for 04/19/2017. Associate advised authorizations are valid for 90 days and they would need to send written authorization for spouse.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
ADDITIONAL INFORMATION: Noted 04/17/2017 ACH draft was setup to begin on 05/10/2017. Request to waive all late fees was cited on 04/18/2017 as payments were late due to servicing issue.
1709010879	Acceptable	Current	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/26/2017. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Payment dispute as Borrower advised they made payment to prior Servicer. Upon initial review, it was determined no mistakes were made, but after further review, account was updated after payments posted in July and account brought current. Funds were pulled from Escrow to bring account current.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. Co-Borrower called in to discuss insurance and issue uploading document.s Representative assisted Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
1709010016	Acceptable	Current	[1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/24/2017. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower initiated a credit dispute against the Servicer; the Servicer responded and the issue was resolved on 04/24/2017.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017. The authorized third party contacted the servicer on 08/14/2017 to authorize a payment in the amount of $2,048.87.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A